Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
7. Debt
In connection with the Separation and Distribution, on July 19, 2021, certain subsidiaries of the Company, including N-able International Holdings I, Inc. (as guarantor) and N-able International Holdings II, Inc. (as borrower), entered into a credit agreement (the "Credit Agreement") with JPMorgan Chase, Bank, N.A. as administrative agent and collateral agent and the lenders from time to time party thereto. N-able International Holdings I, Inc. is a holding company with no other operations, cash flows, material assets or liabilities other than the equity interests in N-able International Holdings II, Inc. The Credit Agreement provides for $410.0 million of first lien secured credit facilities (the "Credit Facilities"), consisting of a $60.0 million revolving credit facility (the "Revolving Facility"), and a $350.0 million term loan facility (the "Term Loan"). On July 19, 2021, prior to the completion of the Distribution, the Company distributed approximately $16.5 million, representing the proceeds from the Term Loan, net of the repayment of related party debt due to SolarWinds Holdings, Inc., payment of intercompany trade payables, and fees and other transaction-related expenses, to SolarWinds. The Revolving Facility will primarily be available for general corporate purposes.
The following table summarizes information relating to our outstanding debt as of December 31, 2021:

	As of December 31,
	2021
	Amount Outstanding	Effective Rate

	(in thousands, except interest rates)
Term loan facility	$349,125	3.50%
Revolving credit facility	—	—%
Total principal amount	349,125
Unamortized discount and debt issuance costs	(10,246)
Total debt, net	338,879
Less: Current debt obligation	(3,500)
Long-term debt, net of current portion	$335,379
Borrowings denominated in U.S. dollars under the Revolving Facility bear interest at a floating rate of an Adjusted LIBOR rate (subject to a “floor” of 0.0%) for a specified interest period plus an applicable margin of 3.00%. The borrowings denominated in Euros under the Revolving Facility bear interest at a floating rate of an Adjusted EURIBOR rate (subject to a “floor” of 0.0%) for a specified interest period plus an applicable margin of 3.0%. Borrowings under the Term Loan bear interest at a floating rate of an Adjusted LIBOR rate (subject to a “floor” of 0.5%) for a specified interest period plus an applicable margin of 3.0%. Each margin is subject to reductions to 2.75% and 1.75%, respectively, based on our first lien net leverage ratio.
In addition to paying interest on loans outstanding under the Revolving Facility, we are required to pay a commitment fee of 0.375% per annum in respect of unused commitments thereunder, subject to a reduction to 0.25% per annum based on our first lien net leverage ratio.
The Term Loan requires quarterly repayments equal to 0.25% of the original principal amount, commencing in December 2021 through June 2028. The final maturity dates of the Revolving Facility and Term Loan are July 18, 2026 and July 18, 2028, respectively.
The Credit Agreement contains a number of covenants that, among other things, restrict, subject to certain exceptions, our ability to: incur additional indebtedness; create liens; engage in mergers or consolidations; sell or transfer assets; pay dividends and distributions or repurchase our capital stock; make investments, loans, or advances; prepay certain junior indebtedness; engage in certain transactions with affiliates; and enter into negative pledge agreements. In addition, the Revolving Facility is subject to a financial covenant requiring compliance with a maximum first lien net leverage ratio of 7.50 to 1.00 at the end of each fiscal quarter, which will trigger when loans outstanding under the Revolving Facility exceed 35% of the aggregate commitments under the Revolving Facility. The Credit Agreement contains certain customary events of default, including, among others, failure to pay principal, interest or other amounts; inaccuracy of representations and warranties; violation of covenants; cross events of default; certain bankruptcy and insolvency events; certain ERISA events; certain undischarged judgments; and change of control.
As of December 31, 2021, we were in compliance with all covenants of the Credit Agreement.
The following table summarizes the future minimum principal payments under the Credit Agreement as of December 31, 2021:

(in thousands)
2022	$3,500
2023	3,500
2024	3,500
2025	3,500
2026	3,500
Thereafter	331,625
Total minimum principal payments	$349,125